Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 6,572,353,994	$ 6,110,688,761
Changes:
Increases other than from business combinations	737,010,157	1,012,882,679
Increases (decreases) from foreign currency translation differences	62,326,765	25,257,450
Depreciation (1)	(221,370,577)	(208,136,774)
Impairment (loss) reversal recognized in profit or loss	(7,023,888)	(1,547,699)	$ (32,898,854)
Disposals and removals from service	(5,168,842)	(58,116,693)
Disposals (3)	(2,317,161)	(369,837)
Removals	(2,851,681)	(57,746,856)
Decreases to be classified as held for sale (5)	(335,702,647)	(338,640,267)
Other increases (decreases)	45,352,481	26,526,200
Argentine hyperinflationary economy	2,407,377	2,453,485
Total movements	277,830,826	461,665,233
Ending balance	6,850,184,820	6,572,353,994	6,110,688,761
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,099,937,769	2,404,299,833
Changes:
Increases other than from business combinations	734,471,374	1,010,059,037
Increases (decreases) from foreign currency translation differences	5,306,989	14,627,772
Increases (decreases) from transfers and other movements	(1,357,056,393)	(229,013,784)
Increases (decreases) from transfers from construction in progress	(1,357,056,393)	(229,013,784)
Disposals and removals from service	(1,832,639)	(53,307,303)
Disposals (3)	(1,369,868)	(369,837)
Removals	(462,771)	(52,937,466)
Decreases to be classified as held for sale (5)	(4,869,003)	(69,519,016)
Other increases (decreases)	(4,665,289)	22,274,490
Argentine hyperinflationary economy	613,326	516,740
Total movements	(628,031,635)	695,637,936
Ending balance	2,471,906,134	3,099,937,769	2,404,299,833
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	64,680,270	78,715,479
Changes:
Increases other than from business combinations	92,938
Increases (decreases) from foreign currency translation differences	106,008	(84,493)
Increases (decreases) from transfers and other movements	6,891,887	888,683
Increases (decreases) from transfers from construction in progress	6,891,887	888,683
Disposals and removals from service	(1,280,569)
Disposals (3)	(66,882)
Removals	(1,213,687)
Decreases to be classified as held for sale (5)		(16,388,131)
Other increases (decreases)	(571,632)	1,438,994
Argentine hyperinflationary economy	111,048	109,738
Total movements	5,349,680	(14,035,209)
Ending balance	70,029,950	64,680,270	78,715,479
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	441,878,570	470,778,536
Changes:
Increases other than from business combinations	9,906	560,847
Increases (decreases) from foreign currency translation differences	15,692,204	3,021,504
Depreciation (1)	(25,464,456)	(22,407,997)
Increases (decreases) from transfers and other movements	351,945,261	28,652,809
Increases (decreases) from transfers from construction in progress	351,945,261	28,652,809
Disposals and removals from service	(43,824)
Removals	(43,824)
Decreases to be classified as held for sale (5)	(52,861,456)	(40,708,934)
Other increases (decreases)	(101,701,141)	2,941,741
Argentine hyperinflationary economy	158,026	161,758
Total movements	187,734,520	(28,899,966)
Ending balance	629,613,090	441,878,570	470,778,536
Generation plant and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,211,136,474	2,214,058,844
Changes:
Increases other than from business combinations	25,281	925,250
Increases (decreases) from foreign currency translation differences	40,417,640	7,434,974
Depreciation (1)	(153,690,399)	(139,378,454)
Impairment (loss) reversal recognized in profit or loss	(7,023,888)
Increases (decreases) from transfers and other movements	890,133,064	128,323,777
Increases (decreases) from transfers from construction in progress	890,133,064	128,323,777
Disposals and removals from service	(1,445,026)	(1,619,263)
Disposals (3)	(880,411)
Removals	(564,615)	(1,619,263)
Decreases to be classified as held for sale (5)	(277,983,606)
Other increases (decreases)	153,850,501	120,184
Argentine hyperinflationary economy	1,163,727	1,271,162
Total movements	645,447,294	(2,922,370)
Ending balance	2,856,583,768	2,211,136,474	2,214,058,844
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	708,440,346	874,097,797
Changes:
Increases other than from business combinations	2,410,658	1,752,776
Increases (decreases) from foreign currency translation differences	1,266,833	544,629
Depreciation (1)	(35,239,266)	(38,646,149)
Increases (decreases) from transfers and other movements	94,453,986	65,834,402
Increases (decreases) from transfers from construction in progress	94,453,986	65,834,402
Disposals and removals from service	(414,606)	(3,190,127)
Removals	(414,606)	(3,190,127)
Decreases to be classified as held for sale (5)		(192,857,093)
Other increases (decreases)	(1,559,958)	904,111
Total movements	60,917,647	(165,657,451)
Ending balance	769,357,993	708,440,346	874,097,797
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45,782,339	67,933,066
Changes:
Increases other than from business combinations		145,616
Increases (decreases) from foreign currency translation differences	(467,418)	(300,948)
Depreciation (1)	(6,788,472)	(7,383,182)
Increases (decreases) from transfers and other movements	13,632,195	5,314,113
Increases (decreases) from transfers from construction in progress	13,632,195	5,314,113
Disposals and removals from service	(129,978)
Removals	(129,978)
Decreases to be classified as held for sale (5)	(2,751)	(19,167,093)
Other increases (decreases)		(1,153,320)
Argentine hyperinflationary economy	361,250	394,087
Total movements	6,610,328	(22,150,727)
Ending balance	52,392,667	45,782,339	67,933,066
Other Plants and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	498,226	805,206
Changes:
Increases (decreases) from foreign currency translation differences	4,509	14,012
Depreciation (1)	(187,984)	(320,992)
Disposals and removals from service	(22,200)
Removals	(22,200)
Decreases to be classified as held for sale (5)	(8,667)
Total movements	(197,008)	(306,980)
Ending balance	$ 301,218	$ 498,226	$ 805,206